UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
 Suite 207
Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.6%
	AUSTRALIA – 3.0%
34,320	ALS Ltd.	$203,303
52,260	Boral Ltd.	288,715
20,748	Carsales.Com Ltd.	204,733
2,808	CSL Ltd.	282,463
3,380	Domino's Pizza Enterprises Ltd.	143,853
41,808	Duluxgroup Ltd.	219,957
67,290	Harvey Norman Holdings Ltd.	234,761
19,020	Mineral Resources Ltd.	186,315
22,828	Nufarm Ltd.	154,181
17,472	Premier Investments Ltd.	190,401
13,520	Woolworths Ltd.	288,192
		2,396,874
	AUSTRIA – 0.4%
6,136	Oesterreichische Post A.G.	281,525

	BELGIUM – 0.4%
2,203	Solvay S.A.	315,057

	CANADA – 2.3%
17,680	CAE, Inc.	298,731
3,796	George Weston Ltd.	330,532
5,200	Loblaw Cos. Ltd.	282,340
5,200	Methanex Corp.	229,864
5,200	Open Text Corp.	173,396
5,200	Ritchie Bros Auctioneers, Inc.	146,367
6,916	Stantec, Inc.	175,423
3,640	West Fraser Timber Co., Ltd.	192,835
		1,829,488
	DENMARK – 1.7%
104	AP Moller - Maersk A/S Class B	226,214
3,744	Chr. Hansen Holding A/S	300,344
2,236	Coloplast A/S Class B	191,425
4,160	H. Lundbeck A/S	248,967
1,716	Pandora A/S	196,693
8,840	William Demant Holding A/S*	234,186
		1,397,829
	FINLAND – 1.6%
4,940	Kone Oyj Class B	256,326
6,656	Metso OYJ	210,939
4,108	Nokian Renkaat Oyj	166,998
3,224	Orion Oyj Class B	162,421
20,852	Stora Enso Oyj Class R	277,805

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINLAND (Continued)
3,328	Wartsila OYJ Abp	$220,316
		1,294,805
	FRANCE – 3.1%
2,214	Air Liquide S.A.	270,689
4,897	Compagnie de Saint-Gobain S.A.	270,722
1,508	Compagnie Generale des Etablissements Michelin	203,307
3,172	Dassault Systemes	309,991
1,404	Essilor International S.A.	177,284
884	Kering	307,981
5,024	Legrand S.A.	345,921
2,080	Pernod Ricard S.A.	287,535
2,444	Sanofi	232,593
1,508	Sartorius Stedim Biotech	107,067
		2,513,090
	GERMANY – 3.3%
2,860	BASF SE	271,745
1,040	Continental AG	233,584
8,029	Evonik Industries AG	272,626
2,288	Fresenius Medical Care AG & Co. KGaA	215,238
2,261	HeidelbergCement AG	223,441
2,080	Merck KGaA	227,698
2,600	OSRAM Licht AG	216,141
2,340	Siemens AG	316,579
3,068	Symrise AG	214,245
37,128	Telefonica Deutschland Holding AG	191,161
4,732	United Internet AG	287,264
		2,669,722
	IRELAND – 0.9%
5,200	ICON PLC*	545,740
630	Kingspan Group PLC (London)	20,946
4,830	Kingspan Group PLC (Dublin)	160,132
		726,818
	ISRAEL – 0.8%
3,328	Caesarstone Ltd.*	116,813
2,392	Frutarom Industries Ltd.	169,461
2,496	Nice Ltd.	186,351
5,200	Orbotech Ltd.*	184,392
		657,017
	ITALY – 1.2%
41,392	Davide Campari-Milano S.p.A.	305,252
9,516	Moncler S.p.A	254,680

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ITALY (Continued)
6,396	Salvatore Ferragamo S.p.A.	$184,827
13,668	Tenaris S.A.	215,774
		960,533
	JAPAN – 34.1%‡
5,200	ABC-MART, INC.	296,013
15,600	Amada Holdings Co., Ltd.	178,032
15,600	Asics Corp.	283,354
5,200	BANDAI NAMCO Holdings, Inc.	180,479
5,200	Benesse Holdings, Inc.	198,833
10,400	Brother Industries Ltd.	265,424
10,400	Calbee, Inc.	430,608
5,200	Canon, Inc.	180,573
10,400	Casio Computer Co., Ltd.	170,172
10,400	Coca-Cola Bottlers Japan, Inc.	313,426
10,400	Cyberagent, Inc.	321,426
15,600	Daicel Corp.	203,162
15,600	Daiichi Sankyo Co., Ltd.	339,968
5,200	DeNA Co., Ltd.	114,123
10,400	Ebara Corp.	304,484
5,200	Ezaki Glico Co., Ltd.	272,954
52,000	Fuji Electric Co., Ltd.	286,131
20,800	Fuji Media Holdings, Inc.	300,061
52,000	Fujitsu Ltd.	387,641
67,600	Gungho Online Entertainment, Inc.	182,314
5,200	Hamamatsu Photonics K.K.	165,184
10,400	Hitachi Chemical Co., Ltd.	296,013
5,200	Hitachi Kokusai Electric, Inc.	134,077
5,200	House Foods Group, Inc.	134,030
5,200	HOYA CORP.	293,001
15,600	Ibiden Co., Ltd.	270,506
15,600	Isetan Mitsukoshi Holdings Ltd.	151,913
5,200	Itochu Techno-Solutions Corp.	180,714
10,400	Japan Airlines Co., Ltd.	335,827
15,600	K's Holdings Corp.	312,861
10,400	Kansai Paint Co., Ltd.	238,223
10,400	Komatsu Ltd.	279,024
5,200	Konami Holdings Corp.	270,600
5,200	Kyocera Corp.	315,873
15,600	Kyowa Hakko Kirin Co., Ltd.	282,648
10,400	M3, Inc.	280,013
10,400	Makita Corp.	406,136
5,200	Matsumotokiyoshi Holdings Co., Ltd.	320,014
15,600	Minebea Mitsumi, Inc.	257,376

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
36,400	Mitsubishi Chemical Holdings Corp.	$306,037
52,000	Mitsubishi Heavy Industries Ltd.	206,739
5,200	Mixi, Inc.	285,660
5,200	Monotaro Co., Ltd.	171,302
5,200	Morinaga & Co., Ltd.	297,425
10,400	Nabtesco Corp.	337,427
15,600	NEXON Co., Ltd.*	324,015
10,400	NGK Insulators Ltd.	209,139
10,400	NGK Spark Plug Co., Ltd.	210,457
36,400	Nippon Suisan Kaisha Ltd.	212,151
5,200	Nippon Telegraph & Telephone Corp.	253,659
15,600	Nippon Television Holdings, Inc.	266,271
10,400	Nissan Chemical Industries Ltd.	345,898
5,200	Nissin Foods Holdings Co., Ltd.	326,132
5,200	Nitto Denko Corp.	463,927
10,400	Nomura Research Institute Ltd.	388,723
15,600	NSK Ltd.	201,609
52,000	NTN Corp.	242,364
5,200	OBIC Co., Ltd.	324,250
52,000	Oji Holdings Corp.	266,365
5,200	Olympus Corp.	188,714
10,400	Ono Pharmaceutical Co., Ltd.	227,399
5,200	OSG Corp.	109,605
10,400	Park24 Co., Ltd.	262,600
10,400	Pigeon Corp.	384,959
10,400	Resorttrust, Inc.	191,444
5,200	Rohm Co., Ltd.	402,371
5,200	Sanrio Co., Ltd.	104,240
26,000	Sanwa Holdings Corp.	280,954
5,200	SCSK Corp.	219,539
10,400	Seiko Epson Corp.	273,989
10,400	Seven & I Holdings Co., Ltd.	418,372
10,400	Shimadzu Corp.	204,433
5,200	Shin-Etsu Chemical Co., Ltd.	475,786
5,200	Shiseido Co., Ltd.	183,538
15,600	Skylark Co., Ltd.	235,211
5,200	Square Enix Holdings Co., Ltd.	170,125
10,400	Subaru Corp.	375,923
52,000	Sumitomo Chemical Co., Ltd.	304,955
15,600	Sumitomo Dainippon Pharma Co., Ltd.	218,551
15,600	Sumitomo Electric Industries Ltd.	252,364
52,000	Sumitomo Osaka Cement Co., Ltd.	243,305
15,600	Sumitomo Rubber Industries Ltd.	270,506
10,400	Suntory Beverage & Food Ltd.	509,199

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
5,200	Suzuki Motor Corp.	$246,129
5,200	Sysmex Corp.	297,425
15,600	Tadano Ltd.	193,562
15,600	Taiyo Nippon Sanso Corp.	180,432
15,600	Takara Holdings, Inc.	155,583
10,400	Takeda Pharmaceutical Co., Ltd.	548,919
10,400	Terumo Corp.	392,959
5,200	THK Co., Ltd.	158,831
10,400	Toho Co., Ltd.	374,135
52,000	Tokyo Gas Co., Ltd.	275,354
5,200	TOTO Ltd.	209,186
10,400	Toyo Suisan Kaisha Ltd.	377,429
5,200	Universal Entertainment Corp.	148,948
5,200	Yakult Honsha Co., Ltd.	353,898
10,400	Yamaha Corp.	367,075
15,600	Yaskawa Electric Corp.	418,042
10,400	Yokogawa Electric Corp.	174,973
15,600	Zensho Holdings Co., Ltd.	281,660
		27,435,383
	NETHERLANDS – 1.4%
2,288	ASML Holding N.V.	345,691
3,848	Koninklijke DSM N.V.	283,005
5,389	Koninklijke Vopak N.V.	255,829
5,460	Wolters Kluwer N.V.	242,141
		1,126,666
	NEW ZEALAND – 0.5%
29,744	Fletcher Building Ltd.	178,182
69,108	Spark New Zealand Ltd.	194,301
		372,483
	NORWAY – 0.4%
3,536	Bakkafrost P/F	138,238
8,008	Salmar A.S.A.	207,259
		345,497
	PORTUGAL – 0.3%
32,916	NOS SGPS S.A.	208,787

	SINGAPORE – 0.3%
93,600	Singapore Telecommunications Ltd.	273,793

	SPAIN – 0.4%
5,252	Amadeus IT Group S.A. Class A	322,361

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN – 3.4%
8,632	Atlas Copco AB Class A	$312,240
25,532	Dometic Group AB	215,422
15,236	Elekta AB Class B	146,445
10,400	Getinge A.B. - B Shares	180,253
9,785	Hennes & Mauritz A.B. - B Shares	254,633
30,351	Husqvarna AB Class B	308,236
14,040	Kindred Group PLC	155,951
2,600	Millicom International Cellular S.A.	162,640
19,084	Sandvik AB	300,331
12,109	SKF AB Class B	240,412
18,818	Svenska Cellulosa AB Class B	155,517
14,424	Trelleborg AB Class B	339,155
		2,771,235
	SWITZERLAND – 2.5%
3,120	Compagnie Financiere Richemont S.A.	265,645
749	Geberit AG	361,128
4,212	LafargeHolcim Ltd.	252,541
3,224	Novartis AG	275,336
988	Roche Holding AG	250,776
160	SGS S.A.	354,542
1,352	Sonova Holding AG	219,857
		1,979,825
	UNITED KINGDOM – 6.5%
2,236	ASOS PLC*	170,326
47,944	B&M European Value Retail S.A.	227,545
8,008	Burberry Group PLC	180,636
7,592	Coca-Cola HBC AG	229,404
4,472	Croda International PLC	218,198
46,748	Dixons Carphone PLC	165,785
35,672	DS Smith PLC	227,052
9,568	Experian PLC	190,092
14,404	IMI PLC	228,444
25,480	Just Eat PLC*	208,436
54,600	Kingfisher PLC	211,915
14,144	Mediclinic International PLC	137,986
35,152	Merlin Entertainments PLC	217,486
7,384	Mondi PLC	194,207
2,184	Reckitt Benckiser Group PLC	212,174
26,988	Sage Group PLC	239,807
3,068	Shire PLC	172,344
10,712	Smith & Nephew PLC	186,413
12,584	Smiths Group PLC	254,658
3,536	Spirax-Sarco Engineering PLC	259,190

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
6,217	Unilever PLC	$354,198
94,536	Vodafone Group PLC	276,682
4,524	Whitbread PLC	229,503
12,636	WPP PLC	257,543
		5,250,024
	UNITED STATES – 31.1%
3,848	Activision Blizzard, Inc.	237,729
780	Acuity Brands, Inc.	158,067
2,288	Adobe Systems, Inc.*	335,169
3,952	Agilent Technologies, Inc.	236,290
1,560	Air Products and Chemicals, Inc.	221,754
1,924	Albemarle Corp.	222,799
1,248	Alexion Pharmaceuticals, Inc.*	171,400
676	Allergan PLC	170,575
3,536	Amdocs Ltd.	237,513
1,040	Amgen, Inc.	181,490
3,068	Amphenol Corp. Class A	235,070
3,016	Analog Devices, Inc.	238,294
1,612	Apple, Inc.	239,753
3,744	AT&T, Inc.	146,016
2,340	Autodesk, Inc.*	259,249
6,136	BorgWarner, Inc.	286,797
2,808	Bristol-Myers Squibb Co.	159,775
3,016	Broadridge Financial Solutions, Inc.	228,794
3,432	Brown-Forman Corp. - Class B	169,541
936	C. R. Bard, Inc.	300,082
6,916	CA, Inc.	214,673
5,304	CBRE Group, Inc. Class A*	201,499
2,964	Celanese Corp. Class A	285,048
7,072	Check Point Software Technologies Ltd.*	748,076
1,768	Cintas Corp.	238,415
7,228	Cisco Systems, Inc.	227,321
884	Cooper Companies, Inc.	215,581
832	CoStar Group, Inc.*	229,258
1,352	Cummins, Inc.	227,001
2,340	Danaher Corp.	190,687
3,120	DENTSPLY SIRONA, Inc.	193,534
2,704	Dollar Tree, Inc.*	194,904
2,236	Dover Corp.	187,824
2,600	Eaton Corp. PLC	203,450
4,888	eBay, Inc.*	174,648
1,664	Edwards Lifesciences Corp.*	191,660
2,860	EI du Pont de Nemours & Co.	235,121

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,288	Eli Lilly and Co.	$189,126
4,524	Emerson Electric Co.	269,676
1,976	Equifax, Inc.	287,390
2,444	Estee Lauder Co., Inc. Class A	241,932
1,612	Expedia, Inc.	252,230
1,768	F5 Networks, Inc.*	213,486
1,612	Facebook, Inc. Class A*	272,831
1,352	FactSet Research Systems, Inc.	226,081
4,316	Fastenal Co.	185,415
3,016	Foot Locker, Inc.	142,325
6,760	Gap, Inc.	161,091
3,276	General Mills, Inc.	182,342
2,600	Gilead Sciences, Inc.	197,834
1,716	Hasbro, Inc.	181,690
1,716	Henry Schein, Inc.*	312,672
1,768	Honeywell International, Inc.	240,660
5,564	Hormel Foods Corp.	190,122
2,340	IDEX Corp.	272,704
884	Illumina, Inc.*	153,683
2,704	Ingersoll-Rand PLC	237,628
1,456	Ingredion, Inc.	179,554
5,720	Intel Corp.	202,888
1,768	Intuit, Inc.	242,587
8,164	Juniper Networks, Inc.	228,184
3,796	Kohl's Corp.	156,965
2,080	Lam Research Corp.	331,677
4,316	Leggett & Platt, Inc.	207,945
2,548	Lowe's Companies, Inc.	197,215
5,560	Macy's, Inc.	132,050
6,117	Mattel, Inc.	122,462
2,184	McCormick & Co., Inc.	208,135
468	Mettler-Toledo International, Inc.*	268,201
5,200	Michael Kors Holdings Ltd.*	189,488
3,224	Microchip Technology, Inc.	258,049
6,136	Micron Technology, Inc.*	172,544
5,200	Mobileye N.V.*	329,160
1,560	Molson Coors Brewing Co. Class B	138,809
1,456	Monsanto Co.	170,090
4,160	Newell Rubbermaid, Inc.	219,315
1,612	NVIDIA Corp.	261,966
832	O'Reilly Automotive, Inc.*	169,978
4,940	Oracle Corp.	246,654
2,964	Owens Corning	198,736
2,080	Parker-Hannifin Corp.	345,238

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
4,472	PayPal Holdings, Inc.*	$261,836
2,444	Pentair PLC	154,143
5,200	Perrigo Co. PLC	389,584
2,340	PPG Industries, Inc.	246,285
156	Priceline Group, Inc.*	316,446
1,664	PVH Corp.	198,499
2,912	QUALCOMM, Inc.	154,889
2,288	Red Hat, Inc.*	226,215
1,872	Rockwell Automation, Inc.	308,936
4,940	SEI Investments Co.	279,159
1,092	Snap-on, Inc.	168,386
3,640	Southwest Airlines Co.	202,056
3,016	Splunk, Inc.*	180,990
1,612	Stanley Black & Decker, Inc.	226,792
1,716	Stryker Corp.	252,424
3,900	Synopsys, Inc.*	298,623
5,200	Textron, Inc.	255,476
1,300	Thermo Fisher Scientific, Inc.	228,189
1,872	Time Warner, Inc.	191,730
2,579	Tractor Supply Co.	144,734
3,848	UGI Corp.	194,209
416	Ulta Beauty, Inc.*	104,503
1,820	Varian Medical Systems, Inc.*	176,758
2,080	Vmware, Inc. Class A*	192,837
2,392	Wabtec Corp.	180,261
2,808	Walgreens Boots Alliance, Inc.	226,521
5,732	Xerox Corp.	175,800
3,536	Xilinx, Inc.	223,687
4,680	Xylem, Inc.	265,496
1,456	Zimmer Biomet Holdings, Inc.	176,642
3,380	Zoetis, Inc. Class A	211,318
		24,997,089
	TOTAL COMMON STOCKS (Cost $69,843,650)	80,125,901

	SHORT-TERM INVESTMENTS – 0.2%
130,912	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.88%#	130,912

	TOTAL SHORT-TERM INVESTMENTS (Cost $130,912)	130,912

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Concluded
As of July 31, 2017 (Unaudited)

Value
TOTAL INVESTMENTS – 99.8% (Cost $69,974,562)	$80,256,813
Other Assets in Excess of Liabilities – 0.2%	164,951

TOTAL NET ASSETS – 100.0%	$80,421,764

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.
‡	Please see Note 3 for more information about geographic investment and other risks.

 See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

Note 1 – Organization
Exchange Listed Funds Trust (the ”Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are for the Knowledge Leaders Developed World ETF (formerly known as Gavekal Knowledge Leaders Developed World ETF) (the “Developed World ETF” or the “Fund”). The Fund is a passively managed exchange-traded fund. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Knowledge Leaders Developed World Index (the “Developed World Index”). The Fund is classified as a “non-diversified” fund. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. The Fund commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments
The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value ("NAV") and the prices used by the Fund’s Index Provider. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of July 31, 2017 for the Fund based upon the three levels defined above:

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$80,125,901	$-	$-	$80,125,901
Short-Term Investments	130,912	-	-	130,912
Total	$80,256,813	$-	$-	$80,256,813

*	The Funds did not hold any Level 3 securities at period end.
[1]	For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

(b) Investment Transactions
For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

Note 3 – Principal Risks
As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Risk: The value of the equity securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk: Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk: The Fund’s returns may not match or achieve a high degree of correlation with the return of its underlying Index.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

Industry and Sector Concentration Risk: To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund's Shares may trade at a premium or discount to the NAV.

Sampling Risk: The Fund’s use of a representative sampling approach will result in their holding a smaller number of securities than are in the Fund’s Index. As a result, an adverse development relating to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to an issuer of securities in the Fund’s Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Concluded
July 31, 2017 (Unaudited)

Trading Risk: Shares may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Note 4 – Federal Income Taxes
At July 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed World ETF	$69,974,698	$11,690,731	$(1,408,616)	$10,282,115

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 - Recently Issued Regulatory Pronouncements
On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. Exchange Traded Funds (“ETFs”) that qualify as so-called “in-kind ETFs” will be excluded from certain requirements. Management is currently evaluating the impacts to the Fund.

Note 6 – Events Subsequent to the Fiscal Period End
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Fund’s financial statements through this date.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 22, 2017

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	September 22, 2017